UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2014


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA GROWTH FUND
APRIL 30, 2014

                                                                      (Form N-Q)

48488-0614                                   (C)2014, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA GROWTH FUND
April 30, 2014 (unaudited)

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES    SECURITY                                                       (000)
---------------------------------------------------------------------------------
             COMMON STOCKS (98.6%)

             CONSUMER DISCRETIONARY (16.8%)
             ------------------------------
             APPAREL RETAIL (0.8%)
  358,315    Gap, Inc.                                                 $   14,082
                                                                       ----------
             APPAREL, ACCESSORIES & LUXURY GOODS (1.7%)
  128,235    Fossil Group, Inc.*                                           13,676
  200,497    Hanesbrands, Inc.                                             16,459
                                                                       ----------
                                                                           30,135
                                                                       ----------
             AUTO PARTS & EQUIPMENT (0.8%)
  230,482    BorgWarner, Inc.                                              14,322
                                                                       ----------
             AUTOMOTIVE RETAIL (1.6%)
   26,396    AutoZone, Inc.*                                               14,093
   95,298    O'Reilly Automotive, Inc.*                                    14,179
                                                                       ----------
                                                                           28,272
                                                                       ----------
             DEPARTMENT STORES (0.8%)
  241,443    Macy's, Inc.                                                  13,866
                                                                       ----------
             HOME IMPROVEMENT RETAIL (3.4%)
  166,395    Home Depot, Inc.                                              13,230
1,007,183    Lowe's Companies, Inc.                                        46,240
                                                                       ----------
                                                                           59,470
                                                                       ----------
             HOMEBUILDING (0.8%)
  769,125    PulteGroup, Inc.                                              14,144
                                                                       ----------
             HOUSEHOLD APPLIANCES (0.9%)
  103,586    Whirlpool Corp.                                               15,888
                                                                       ----------
             INTERNET RETAIL (3.1%)
  136,506    Amazon.com, Inc.*                                             41,516
   10,898    Priceline Group, Inc.*                                        12,617
                                                                       ----------
                                                                           54,133
                                                                       ----------
             MOVIES & ENTERTAINMENT (0.8%)
  183,491    Walt Disney Co.                                               14,558
                                                                       ----------
             RESTAURANTS (1.4%)
  308,438    Yum! Brands, Inc.                                             23,747
                                                                       ----------
             SPECIALTY STORES (0.7%)
  166,375    PetSmart, Inc.                                                11,260
                                                                       ----------
             Total Consumer Discretionary                                 293,877
                                                                       ----------
             CONSUMER STAPLES (10.8%)
             ------------------------
             AGRICULTURAL PRODUCTS (0.9%)
  352,729    Archer-Daniels-Midland Co.                                    15,425
                                                                       ----------
             BREWERS (1.2%)
  390,176    SABMiller plc ADR                                             21,272
                                                                       ----------

================================================================================

1  | USAA Growth Fund

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES    SECURITY                                                       (000)
---------------------------------------------------------------------------------
             DISTILLERS & VINTNERS (0.2%)
   25,518    Diageo plc ADR                                            $    3,133
                                                                       ----------
             DRUG RETAIL (0.8%)
  192,245    CVS Caremark Corp.                                            13,980
                                                                       ----------
             HOUSEHOLD PRODUCTS (2.0%)
  426,357    Procter & Gamble Co.                                          35,196
                                                                       ----------
             PACKAGED FOODS & MEAT (2.2%)
2,571,621    Danone ADR                                                    38,163
                                                                       ----------
             SOFT DRINKS (3.5%)
  865,222    Coca-Cola Co.                                                 35,292
  398,521    Monster Beverage Corp.*                                       26,685
                                                                       ----------
                                                                           61,977
                                                                       ----------
             Total Consumer Staples                                       189,146
                                                                       ----------
             ENERGY (2.8%)
             -------------
             OIL & GAS EQUIPMENT & SERVICES (2.8%)
  192,273    National-Oilwell Varco, Inc.                                  15,099
  324,777    Schlumberger Ltd.                                             32,981
                                                                       ----------
                                                                           48,080
                                                                       ----------
             Total Energy                                                  48,080
                                                                       ----------
             FINANCIALS (6.4%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (3.1%)
   46,132    BlackRock, Inc.                                               13,886
  280,218    Franklin Resources, Inc.                                      14,669
  802,826    SEI Investments Co.                                           25,996
                                                                       ----------
                                                                           54,551
                                                                       ----------
             CONSUMER FINANCE (2.1%)
  427,926    American Express Co.                                          37,413
                                                                       ----------
             INVESTMENT BANKING & BROKERAGE (0.5%)
  156,435    Greenhill & Co., Inc.                                          7,845
                                                                       ----------
             SPECIALIZED FINANCE (0.7%)
   62,164    IntercontinentalExchange Group, Inc.                          12,709
                                                                       ----------
             Total Financials                                             112,518
                                                                       ----------
             HEALTH CARE (14.0%)
             -------------------
             BIOTECHNOLOGY (2.8%)
  194,586    Amgen, Inc.                                                   21,745
   43,676    Biogen Idec, Inc.*                                            12,540
  184,186    Gilead Sciences, Inc.*                                        14,457
                                                                       ----------
                                                                           48,742
                                                                       ----------
             HEALTH CARE DISTRIBUTORS (0.8%)
   77,991    McKesson Corp.                                                13,195
                                                                       ----------
             HEALTH CARE EQUIPMENT (4.5%)
  124,041    Becton, Dickinson & Co.                                       14,020
  243,349    Medtronic, Inc.                                               14,314
  337,413    Varian Medical Systems, Inc.*                                 26,841
  250,256    Zimmer Holdings, Inc.                                         24,225
                                                                       ----------
                                                                           79,400
                                                                       ----------
             HEALTH CARE SERVICES (0.7%)
  187,133    Express Scripts Holdings Co.*                                 12,459
                                                                       ----------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES    SECURITY                                                       (000)
---------------------------------------------------------------------------------
             PHARMACEUTICALS (5.2%)
  114,883    Allergan, Inc.                                            $   19,052
  293,459    Merck & Co., Inc.                                             17,185
  363,990    Novartis AG ADR                                               31,645
  500,471    Novo Nordisk A/S ADR                                          22,717
                                                                       ----------
                                                                           90,599
                                                                       ----------
             Total Health Care                                            244,395
                                                                       ----------
             INDUSTRIALS (10.3%)
             -------------------
             AEROSPACE & DEFENSE (0.8%)
  109,109    Boeing Co.                                                    14,077
                                                                       ----------
             AIR FREIGHT & LOGISTICS (4.4%)
  745,613    Expeditors International of Washington, Inc.                  30,749
  469,179    United Parcel Service, Inc. "B"                               46,214
                                                                       ----------
                                                                           76,963
                                                                       ----------
             AIRLINES (0.8%)
  155,554    Alaska Air Group, Inc.                                        14,635
                                                                       ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.7%)
  103,811    Cummins, Inc.                                                 15,660
  462,290    Manitowoc Co., Inc.                                           14,692
                                                                       ----------
                                                                           30,352
                                                                       ----------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.9%)
  124,851    Rockwell Automation, Inc.                                     14,880
                                                                       ----------
             INDUSTRIAL CONGLOMERATES (0.8%)
  187,169    Danaher Corp.                                                 13,734
                                                                       ----------
             RAILROADS (0.9%)
   81,846    Union Pacific Corp.                                           15,586
                                                                       ----------
             Total Industrials                                            180,227
                                                                       ----------
             INFORMATION TECHNOLOGY (35.9%)
             ------------------------------
             APPLICATION SOFTWARE (3.3%)
  544,779    Autodesk, Inc.*                                               26,160
  173,226    FactSet Research Systems, Inc.                                18,449
  353,798    Synopsys, Inc.*                                               13,310
                                                                       ----------
                                                                           57,919
                                                                       ----------
             COMMUNICATIONS EQUIPMENT (6.8%)
2,138,237    Cisco Systems, Inc.                                           49,415
  128,997    F5 Networks, Inc.*                                            13,566
  716,961    QUALCOMM, Inc.                                                56,432
                                                                       ----------
                                                                          119,413
                                                                       ----------
             DATA PROCESSING & OUTSOURCED SERVICES (4.7%)
  175,190    Automatic Data Processing, Inc.                               13,658
  189,230    MasterCard, Inc. "A"                                          13,918
  267,568    Visa, Inc. "A"                                                54,212
                                                                       ----------
                                                                           81,788
                                                                       ----------
             INTERNET SOFTWARE & SERVICES (6.2%)
  736,105    Facebook, Inc. "A"*                                           44,004
   59,993    Google, Inc. "A"*                                             32,089
   59,993    Google, Inc. "C"*                                             31,596
                                                                       ----------
                                                                          107,689
                                                                       ----------
             IT CONSULTING & OTHER SERVICES (0.7%)
   63,581    International Business Machines Corp.                         12,492
                                                                       ----------

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3  | USAA Growth Fund

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
             SEMICONDUCTOR EQUIPMENT (1.7%)
   215,594   KLA-Tencor Corp.                                                         $    13,796
   278,800   Lam Research Corp.*                                                           16,061
                                                                                      -----------
                                                                                           29,857
                                                                                      -----------
             SEMICONDUCTORS (2.7%)
    70,113   Altera Corp.                                                                   2,280
    83,848   Analog Devices, Inc.                                                           4,301
   546,613   ARM Holdings plc ADR                                                          24,882
   407,435   Skyworks Solutions, Inc.*                                                     16,725
                                                                                      -----------
                                                                                           48,188
                                                                                      -----------
             SYSTEMS SOFTWARE (5.6%)
   932,607   Microsoft Corp.                                                               37,677
 1,480,452   Oracle Corp.                                                                  60,521
                                                                                      -----------
                                                                                           98,198
                                                                                      -----------
             TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (4.2%)
    25,493   Apple, Inc.                                                                   15,043
   475,797   EMC Corp.                                                                     12,276
   382,541   NetApp, Inc.                                                                  13,622
   206,481   SanDisk Corp.                                                                 17,545
   167,944   Western Digital Corp.                                                         14,801
                                                                                      -----------
                                                                                           73,287
                                                                                      -----------
             Total Information Technology                                                 628,831
                                                                                      -----------
             MATERIALS (1.6%)
             ----------------
             PAPER PACKAGING (0.8%)
   216,665   Packaging Corp. of America                                                    14,437
                                                                                      -----------
             SPECIALTY CHEMICALS (0.8%)
    72,592   PPG Industries, Inc.                                                          14,055
                                                                                      -----------
             Total Materials                                                               28,492
                                                                                      -----------
             Total Common Stocks (cost: $1,249,635)                                     1,725,566
                                                                                      -----------

             MONEY MARKET INSTRUMENTS (1.4%)

             MONEY MARKET FUNDS (1.4%)
23,554,561   State Street Institutional Liquid Reserve Fund, 0.07% (a)
               (cost: $23,555)                                                             23,555
                                                                                      -----------

             TOTAL INVESTMENTS (COST: $1,273,190)                                     $ 1,749,121
                                                                                      ===========

($ IN 000s)                                    VALUATION HIERARCHY
                                               -------------------

                                   (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                 QUOTED PRICES        OTHER        SIGNIFICANT
                                   IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                    MARKETS        OBSERVABLE         INPUTS
                                 FOR IDENTICAL       INPUTS
ASSETS                               ASSETS                                                 TOTAL
-------------------------------------------------------------------------------------------------
Equity Securities:
   Common Stocks                    $1,725,566             $--              $--        $1,725,566
Money Market Instruments:
   Money Market Funds                   23,555              --               --            23,555
-------------------------------------------------------------------------------------------------
Total                               $1,749,121             $--              $--        $1,749,121
-------------------------------------------------------------------------------------------------

For the period of August 1, 2013, through April 30, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2014 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Growth Fund Shares (Fund Shares) and Growth Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation

================================================================================

5  | USAA Growth Fund

================================================================================

comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser(s), if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may

================================================================================

                                          Notes to Portfolio of Investments |  6

================================================================================

not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of April 30, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2014, were $485,855,000 and $9,924,000, respectively, resulting in net unrealized appreciation of $475,931,000.

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,749,799,000 at April 30, 2014, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 8.1% of net assets at April 30, 2014.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

================================================================================

7  | USAA Growth Fund

================================================================================

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at April 30, 2014.

*     Non-income-producing security.

================================================================================

                                          Notes to Portfolio of Investments |  8


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.



                             SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     06/24/2014
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     06/24/2014
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     06/24/2014
         ------------------------------